Restatement of Previously Issued Financial Statements - Schedule of Impact of Restatement on Balance Sheets (Parenthetical) (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Balance Sheet
Preferred stock, par value	$ 0.0001	$ 0.0001
Class A Common Stock
Balance Sheet
Temporary equity, par value	0.0001	0.0001
Common stock, par value	0.0001	0.0001
Class B Common Stock
Balance Sheet
Common stock, par value	$ 0.0001	$ 0.0001